Service Shares Prospectus | GuideMark® World ex-US Fund
GuideMark® World ex-US Fund
GPS FUNDS I

GuideMark® World Ex-US Fund (Ticker: GMWEX)

Supplement dated February 10, 2016

to the Prospectus for Institutional Shares dated July 31, 2015,

as revised October 9, 2015 and as further revised January 19, 2016

The index returns for the Russell 1000® Index,  MSCI Emerging Markets Index, and the MSCI World ex-US Index have been amended. Accordingly, the Average Annual Return Table is amended and restated in its entirety as shown below for the following Funds:

3) Summary Section – GuideMark® World Ex-US Fund – Service Shares

Average Annual Total Returns for Periods Ended December 31, 2015
Average Annual Returns - Service Shares Prospectus - GuideMark® World ex-US Fund	Label	Average Annual Returns, One Year		Average Annual Returns, Five Years		Average Annual Returns, Ten Years
Service Shares	Return Before Taxes	(5.04%)		0.56%		(0.71%)
After Taxes on Distributions | Service Shares	Return After Taxes on Distributions	(5.36%)		0.43%		(1.28%)
After Taxes on Distributions and Sale of Fund Shares | Service Shares	Return After Taxes on Distributions and Sale of Fund Shares	(2.09%)		0.63%		none
MSCI World ex-US Index (reflects no deduction for fees, expenses or taxes)	MSCI World ex-US Index (reflects no deduction for fees, expenses or taxes)	(2.60%)	[1]	3.28%	[1]	3.41%	[1]
MSCI All Country World ex-US Index (reflects no deduction for fees, expenses or taxes)	MSCI All Country World ex-US Index (reflects no deduction for fees, expenses or taxes)	(5.25%)		1.51%		3.38%
[1]	Effective October 9, 2015, consistent with changes in the Fund's principal investment strategies, the MSCI World ex-US Index replaced the MSCI All Country World ex-US Index as the Fund's primary benchmark.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.